Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Lease
Year lease commenced		2004
Lease expiry date	September 30, 2014
Approximate annual lease cost (in Canadian dollars, recorded to selling, general and administration expenses)		$320

	December 31
	2013	2012
Investment in equity accounted investee
Charges (recorded to operating expenses)	$553	$267
Amounts owing to equity investee (included in accounts payable)	$44	$32
Unsecured promissory note issued December 6, 2010 (in Canadian dollars)	$750	$750
Unsecured promissory note issued October 1, 2013 (in Canadian dollars)	$750	-
Interest income (recorded to interest expense)	$40	$41

Transportation services
Charges (recorded to operating expenses)	$3,788	$3,714
Amounts owing (included in accounts payable)	$70	$63